Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2015	Jun. 01, 2015
Document And Entity Information
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,677,798
Entity Common Stock, Shares Outstanding		1,677,798
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015